DEBT AND CREDIT FACILITIES - Long Term Debt Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 05, 2021 CAD ($)	Mar. 04, 2021 USD ($) $ / shares	Mar. 04, 2021 CAD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
DEBT AND CREDIT FACILITIES
Interest rate			5.00%		5.00%			5.00%				4.80%	4.80%
Maximum borrowing capacity								$ 6,951
4.50% Notes, due 2022
DEBT AND CREDIT FACILITIES
Face amount of debt			$ 182		$ 182
Interest rate			4.50%		4.50%			4.50%				4.50%	4.50%
9.25% Debentures, due 2021
DEBT AND CREDIT FACILITIES
Face amount of debt			$ 300		$ 300			$ 371				$ 300
Interest rate			9.25%		9.25%			9.25%				9.25%	9.25%
Payments for early redemption of senior unsecured notes			$ 314	$ 388
Accrued interest			14		$ 14			$ 17
3.60% Notes, due 2024
DEBT AND CREDIT FACILITIES
Face amount of debt			$ 750		$ 750			$ 951				$ 750
Interest rate			3.60%		3.60%			3.60%				3.60%	3.60%
Payments for early redemption of senior unsecured notes					$ 822	$ 1,000
Accrued interest			$ 9		9			$ 11
Loss on extinguishment of long-term debt						80
Loss on debt extinguishment, net of tax						60
3.75% Notes, due 2051
DEBT AND CREDIT FACILITIES
Face amount of debt			$ 750		$ 750					$ 750
Interest rate			3.75%		3.75%			3.75%		3.75%	3.75%
Issuance price per $100 principal amount | $ / shares										$ 99.518
Effective yield										3.777%	3.777%
3.95% Series 8 Medium Term Notes, due 2051
DEBT AND CREDIT FACILITIES
Face amount of debt											$ 500
Interest rate			3.95%		3.95%			3.95%		3.95%	3.95%
Issuance price per $100 principal amount | $ / shares											$ 98.546
Effective yield										4.034%	4.034%
3.10% Series 5 Medium Term Notes, due 2021
DEBT AND CREDIT FACILITIES
Face amount of debt								$ 750
Interest rate			3.10%		3.10%			3.10%				3.10%	3.10%
Payments for early redemption of senior unsecured notes						770
Accrued interest								$ 8
Loss on extinguishment of long-term debt						12
Loss on debt extinguishment, net of tax						9
9.40% Notes, due 2021
DEBT AND CREDIT FACILITIES
Face amount of debt			$ 220		$ 220			$ 278				$ 220
Interest rate			9.40%		9.40%			9.40%				9.40%	9.40%
Payments for early redemption of senior unsecured notes					$ 230	290
Accrued interest			$ 2		$ 2			$ 2
Loss on extinguishment of long-term debt						10
Loss on debt extinguishment, net of tax						$ 8
5.00% Series 7 Medium Term Notes, Due 2030
DEBT AND CREDIT FACILITIES
Face amount of debt													$ 1,250
Interest rate			5.00%		5.00%			5.00%				5.00%	5.00%
Issuance price per $100 principal amount | $ / shares													$ 99.697
Effective yield												5.039%	5.039%
2.80% Notes, due 2023
DEBT AND CREDIT FACILITIES
Face amount of debt			$ 450		$ 450							$ 450
Interest rate			2.80%		2.80%			2.80%				2.80%	2.80%
Issuance price per $100 principal amount | $ / shares												$ 99.903
Effective yield												2.834%	2.834%
3.10% Notes, due 2025
DEBT AND CREDIT FACILITIES
Face amount of debt			$ 550		$ 550							$ 550
Interest rate			3.10%		3.10%			3.10%				3.10%	3.10%
Issuance price per $100 principal amount | $ / shares												$ 99.949
Effective yield												3.111%	3.111%
Syndicated Credit Facilities, Tranche 1
DEBT AND CREDIT FACILITIES
Reduction in available borrowing capacity					$ 500
Maximum borrowing capacity			$ 2,000		2,000
Syndicated Credit Facilities, Tranche 2
DEBT AND CREDIT FACILITIES
Reduction in available borrowing capacity					500
Maximum borrowing capacity			$ 3,000		$ 3,000
Bilateral credit facilities
DEBT AND CREDIT FACILITIES
Credit facilities terminated									$ 2,800
Term of debt	2 years	2 years
Early redemption of notes | 4.50% Notes, due 2022
DEBT AND CREDIT FACILITIES
Face amount of debt							$ 182
Interest rate							4.50%